DISPOSITION OF SUBSIDIARIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 02, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Disposal of inventory				$ 114,229
Inventory write-downs		$ 0	$ 0
DT [Member]
Gain or loss recognized on disposal	$ 0